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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2003
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                                     [  ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                            North Sound Capital LLC F/k/a DMG Advisors LLC

Address:                         53 Forest Ave, Suite 202
                                 Old Greenwich, CT  06870

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

     /s/Andrew Wilder               Old Greenwich, Connecticut      May 14, 2003
----------------------------------- ---------------------------     ------------
          Andrew Wilder                     City, State             Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:           0

Form 13F-HR Information Table Entry Total:   80 Items

Form 13F-HR Information Table Value Total:  $ 443,437.83 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE

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


                                                                         SHARE OR
                                                            M.V           PRN          SH/PRN      Investment   Other      Voting
Description                     Title of Class  Id Cusip   (*1000)       Quantity      PUT/CALL    Discretion   Managers   Authority
------------------------------  --------------  ---------- ---------- --------------- ------------ ------------ --------  ----------
ABERCROMBIE & FITCH               CL A          002896207    8,708.70         290,000  SH           DEFINED      N/A         SHARED
AMER AXLE & MFG                   COM           024061103    1,893.60          90,000  SH           DEFINED      N/A         SHARED
AMGEN INC                         COM           031162100    6,906.00         120,000  SH           DEFINED      N/A         SHARED
ANADARKO PETROLEUM CORP           COM           032511107   11,375.00         250,000  SH           DEFINED      N/A         SHARED
APHTON CORP                       COM           03759P101      110.20          44,081  SH           DEFINED      N/A         SHARED
AQUANTIVE INC                     COM           03839G105    2,321.57         521,700  SH           DEFINED      N/A         SHARED
ARTISTDIRECT INC                  COM           04315D400      244.77         162,100  SH           DEFINED      N/A         SHARED
AUTOZONE INC                      COM           053332102    7,558.10         110,000  SH           DEFINED      N/A         SHARED
BERKSHIRE HATH-A                  CL A          084670108    7,018.00             110  SH           DEFINED      N/A         SHARED
BIOMARIN PHARMAC                  COM           09061G101    1,589.00         140,000  SH           DEFINED      N/A         SHARED
BIOVAIL CORP                      COM           09067J109   17,144.10         430,000  SH           DEFINED      N/A         SHARED
BP AMOCO PLC-ADR                  SPON ADR NEW  055622104    5,402.60         140,000  SH           DEFINED      N/A         SHARED
CATERPILLAR INC                   COM           149123101    4,920.00         100,000  SH           DEFINED      N/A         SHARED
CENDANT CORP                      COM           151313103       63.50           5,000  SH           DEFINED      N/A         SHARED
CHAMPPS ENTERTAINMENT INC         COM           158787101   10,378.10       1,241,400  SH           DEFINED      N/A         SHARED
COMCAST CORP-SPL                  COM           20030N200   36,011.90       1,310,000  SH           DEFINED      N/A         SHARED
COMPUTER MOTION                   COM           205253107    1,760.72         528,746  SH           DEFINED      N/A         SHARED
D.R. HORTON INC                   COM           23331A109    3,072.00         160,000  SH           DEFINED      N/A         SHARED
DADE BEHRING HOL                  COM           23342J206    5,265.00         280,800  SH           DEFINED      N/A         SHARED
DISCOVERY LAB                     COM           254668106      750.81         436,516  SH           DEFINED      N/A         SHARED
DU PONT (EI)                      COM           263534109    9,326.40         240,000  SH           DEFINED      N/A         SHARED
ECHOSTAR COMM-A                   CL A          278762109   32,201.20       1,115,000  SH           DEFINED      N/A         SHARED
EMC CORP/MASS                     COM           268648102    2,169.00         300,000  SH           DEFINED      N/A         SHARED
ENSCO INTERNATIONAL INC           COM           26874Q100    3,188.75         125,000  SH           DEFINED      N/A         SHARED
FIBERNET TELECOM GROUP INC        COM           315653105    6,085.76     101,429,281  SH           DEFINED      N/A         SHARED
GLOBAL LIGHT TEL                  COM           37934X100        0.00         337,300  SH           DEFINED      N/A         SHARED
GLOBALSANTAFE CORP                SHS           G3930E101    4,543.00         220,000  SH           DEFINED      N/A         SHARED
GOODRICH (B.F.)                   COM           382388106    4,218.00         300,000  SH           DEFINED      N/A         SHARED
GOODYEAR TIRE                     COM           382550101      103.40          20,000  SH           DEFINED      N/A         SHARED
GUIDANT CORP                      COM           401698105    1,810.00          50,000  SH           DEFINED      N/A         SHARED
HEALTHCARE SERVS                  COM           421906108    1,813.82         153,000  SH           DEFINED      N/A         SHARED
IMPLANT SCIENCE                   COM           45320R108      193.00          60,500  SH           DEFINED      N/A         SHARED
JAN 04 PUTS ON AAPL US @ 20       PUT           0378348MD      341.00             550  PUT          DEFINED      N/A         SHARED
JETBLUE AIRWAYS                   COM           477143101    9,173.31         331,047  SH           DEFINED      N/A         SHARED
JUNE 03 PUTS ON SPX @ 850         PUT           6488150RJ      853.00             200  PUT          DEFINED      N/A         SHARED
KIMBERLY-CLARK                    COM           494368103    6,137.10         135,000  SH           DEFINED      N/A         SHARED
LEGATO SYSTEMS                    COM           524651106   14,291.48       2,785,863  SH           DEFINED      N/A         SHARED
MEDICINES COMP                    COM           584688105    4,007.60         215,000  SH           DEFINED      N/A         SHARED
MERRILL LYNCH                     COM           590188108    1,947.00          55,000  SH           DEFINED      N/A         SHARED
METAL MANAGEMENT                  COM           591097209      387.50          50,000  SH           DEFINED      N/A         SHARED
MICHAELS STORES                   COM           594087108    4,626.85         185,000  SH           DEFINED      N/A         SHARED
MOORE CORP LTD                    COM           615785102    8,141.47         777,600  SH           DEFINED      N/A         SHARED
MTR GAMING GROUP                  COM           553769100    4,955.93         747,500  SH           DEFINED      N/A         SHARED
NASDAQ 100 SHARE                  UNIT SER 1    631100104    5,050.00         200,000  SH           DEFINED      N/A         SHARED
NEW DRAGON ASIA                   CL A          64378H102       15.50          50,000  SH           DEFINED      N/A         SHARED
NOBLE ENERGY INC.                 COM           655044105    2,228.85          65,000  SH           DEFINED      N/A         SHARED
NORTH AMERICAN SCIENTIFIC         COM           65715D100    1,118.05         147,500  SH           DEFINED      N/A         SHARED
NY COMM BANCORP                   COM           649445103    2,235.00          75,000  SH           DEFINED      N/A         SHARED
ORCHID BIOSCIENCES INC            COM           68571P100      719.55       1,845,000  SH           DEFINED      N/A         SHARED
ORTEC INTL                        COM           68749B108      570.01       2,478,306  SH           DEFINED      N/A         SHARED
ORTHOVITA INC                     COM           68750U102    4,744.21       1,581,402  SH          DEFINED       N/A         SHARED
PAC SUNWEAR CAL                   COM           694873100    1,017.50          50,000  SH           DEFINED      N/A         SHARED
PALM INC                          COM NEW       696642206       99.89          10,000  SH           DEFINED      N/A         SHARED
PARKER DRILLING                   COM           701081101      829.50         350,000  SH           DEFINED      N/A         SHARED
PHARMACEUT RES                    COM           717125108   11,257.20         265,000  SH           DEFINED      N/A         SHARED
PHOTOGEN TECH                     COM           71932A309      885.65         462,963  SH           DEFINED      N/A         SHARED
PRIDE INTL INC                    COM           74153Q102    3,642.30         270,000  SH           DEFINED      N/A         SHARED
PROVIDIAN FINL                    COM           74406A102    3,737.89         569,800  SH           DEFINED      N/A         SHARED
PRUDENTL FINL                     COM           744320102    5,850.00         200,000  SH           DEFINED      N/A         SHARED
RADIO ONE-CL D                    CL D NON VTG  75040P405    2,017.78         152,400  SH           DEFINED      N/A         SHARED
RENAISSANCERE HOLDINGS LTD        COM           G7496G103    4,305.38         107,500  SH           DEFINED      N/A         SHARED
RFS HOTEL INV                     COM           74955J108    9,137.40         942,000  SH           DEFINED      N/A         SHARED
RH DONNELLEY                      COM NEW       74955W307    3,365.71         113,400  SH           DEFINED      N/A         SHARED
ROSS STORES INC                   COM           778296103    4,734.98         131,123  SH           DEFINED      N/A         SHARED
ROWAN COMPANIES                   COM           779382100    2,555.80         130,000  SH           DEFINED      N/A         SHARED
SAFLINK CORP                      COM           786578302   30,213.02       7,108,945  SH           DEFINED      N/A         SHARED
SAPPI LTD                         SPON ADR NEW  803069202    2,505.30         210,000  SH           DEFINED      N/A         SHARED
SATCON TECH                       COM           803893106      128.42         178,362  SH           DEFINED      N/A         SHARED
SLM CORPORATION                   COM           78442P106   16,094.49         145,100  SH           DEFINED      N/A         SHARED
SPDR (S&P 500)                    UNIT SER 1    78462F103   15,676.90         185,000  SH           DEFINED      N/A         SHARED
STUDENT LOAN CRP                  COM           863902102    2,615.68          26,800  SH           DEFINED      N/A         SHARED
TEXAS GENCO HOLD                  COM           882443104    8,088.09         465,100  SH           DEFINED      N/A         SHARED
VIACOM INC-CL B                   CL B          925524308   22,430.58         614,200  SH           DEFINED      N/A         SHARED
ViaLink Company                   COM           92552Q101      104.06         991,019  SH           DEFINED      N/A         SHARED
VIROLOGIC INC                     COM           92823R201    1,782.56       1,371,203  SH           DEFINED      N/A         SHARED
WACHOVIA CORP                     COM           929903102    4,088.40         120,000  SH           DEFINED      N/A         SHARED
WASHINGTON GROUP                  COM           938862208    4,788.42         273,000  SH           DEFINED      N/A         SHARED
WESTMORELAND COA                  COM           960878106    4,105.89         299,700  SH           DEFINED      N/A         SHARED
WIRE ONE TECH                     COM           976521104    6,284.54       2,805,600  SH           DEFINED      N/A         SHARED
WRIGHT MED GROUP                  COM           98235T107    1,405.10          80,200  SH           DEFINED      N/A         SHARED

Total                                                      443,437.83

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